Note 7 - Income Taxes - Deferred Tax Assets (Liabilities) (FY) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Operating loss carryforwards	$ 36,449,000	$ 35,706,000
Accrued expenses	5,940,000	5,953,000
Tax credit carryforwards	4,017,000	3,951,000
Intellectual property	4,049,000	3,996,000
Equipment	71,000	110,000
Total deferred tax assets	50,526,000	49,716,000
Deferred tax liabilities:	0	0
Net deferred tax asset	50,526,000	49,716,000
Valuation allowance	(50,526,000)	(49,716,000)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0